March 19, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 9: Form N-1A

Post-Effective Amendment No. 49 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 50 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-66895

Investment Company Act No. 811-09101

Dear Sir or Madam:

On behalf of Prudential Real Estate Income Fund (the “Fund”), a new series of Prudential Investment Portfolios 9 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 49 to the Registration Statement under the 1933 Act; Amendment No. 50 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or before June 2, 2015 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the Registration Statement is substantially similar to those sections in Prudential Investment Portfolios 12, relating to the Prudential Global Real Estate Fund, Registration Statement on Form N-1A, effective on August 23, 2013 (File No. 333-42705 and 811- 08565); and Prudential Investment Portfolios 9, relating to the Prudential Select Real Estate Fund, Registration Statement on Form N-1A, effective on August 1, 2014 (Files No. 333-66895 and 811-09101), (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statement of a mutual fund in the same fund complex that was recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different. The Amendment will go effective on June 2, 2015 and we would appreciate receiving the Staff’s comments, if any, on or about May 15, 2014.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at (973) 367-7659 or Claudia DiGiacomo at (973) 802-5032. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Melissa Gonzalez

Melissa Gonzalez

Director, Corporate Counsel

cc: Claudia DiGiacomo